Fair Value of Financial Instruments and Derivatives Instruments, detail (Details) - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015
Derivative [Line Items]
Derivative assets	$ 6	$ 0
Derivative assets	2	181
Derivative liabilities	64	318
Derivative liabilities	457	360
Derivatives not designated as hedging instruments
Derivative [Line Items]
Total Derivatives	8	181
Total Derivatives	521	678
Derivatives not designated as hedging instruments | Interest Rare Swap | Current assets
Derivative [Line Items]
Derivative assets	6	0
Derivatives not designated as hedging instruments | Interest Rare Swap | Noncurrent assets
Derivative [Line Items]
Derivative assets	2	181
Derivatives not designated as hedging instruments | Interest Rare Swap | Current liabilities
Derivative [Line Items]
Derivative liabilities	64	318
Derivatives not designated as hedging instruments | Interest Rare Swap | Noncurrent liabilities
Derivative [Line Items]
Derivative liabilities	$ 457	$ 360